Significant Accounting Policies and Practices (Details) - Schedule of Property and Equipment Estimated Useful Lives	Mar. 31, 2023	Dec. 31, 2022
Computer equipment and software [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	3 years	3 years
Furniture and fixtures [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	5 years	5 years
Leasehold Improvements [Member]
Significant Accounting Policies and Practices (Details) - Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Property and Equipment, Estimated Useful Life (Years)	3 years	3 years